VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
($ reported in thousands)
	Par Value	Value
Asset-Backed Security—0.3%
Collateralized Loan Obligation—0.3%
Mountain View CLO XVI Ltd. 2022-1A, E (3 month Term SOFR + 9.080%, Cap N/A, Floor 9.080%) 144A 14.394%, 10/15/32(1)(2)	$ 5,000	$ 4,943
Total Asset-Backed Security (Identified Cost $4,657)		4,943

Convertible Bonds and Notes—0.3%
Communication Services—0.3%
Cable One, Inc. 0.000%, 3/15/26(3)	1,600	1,393
Liberty Interactive LLC 4.000%, 11/15/29	8,000	3,260
		4,653

Total Convertible Bonds and Notes (Identified Cost $8,192)		4,653

Corporate Bonds and Notes—6.6%
Communication Services—1.8%
Allen Media LLC 144A 10.500%, 2/15/28(1)	3,750	1,738
Cable One, Inc. 144A 4.000%, 11/15/30(1)	4,200	3,278
CCO Holdings LLC
144A 4.750%, 3/1/30(1)	5,000	4,293
144A 4.250%, 2/1/31(1)	2,000	1,633
Gray Television, Inc. 144A 4.750%, 10/15/30(1)	2,000	1,312
Iliad Holding SASU
144A 6.500%, 10/15/26(1)	10,550	10,451
144A 7.000%, 10/15/28(1)	3,000	2,969
		25,674

Consumer Discretionary—1.4%
Fertitta Entertainment LLC 144A 6.750%, 1/15/30(1)	3,500	3,142
Foot Locker, Inc. 144A 4.000%, 10/1/29(1)	3,500	2,947
Installed Building Products, Inc. 144A 5.750%, 2/1/28(1)	6,027	5,866
QVC, Inc. 4.750%, 2/15/27	3,000	2,671
Signal Parent, Inc. 144A 6.125%, 4/1/29(1)	3,000	2,385
Winnebago Industries, Inc. 144A 6.250%, 7/15/28(1)	3,000	2,970
		19,981

Financials—1.0%
Altice Financing S.A. 144A 5.750%, 8/15/29(1)	5,000	4,006
	Par Value	Value

Financials—continued
Domtar Corp. 144A 6.750%, 10/1/28(1)	$ 2,000	$ 1,814
LSF11 A5 HoldCo. LLC 144A 6.625%, 10/15/29(1)	2,610	2,350
MPH Acquisition Holdings LLC 144A 5.500%, 9/1/28(1)	5,900	5,018
Rocket Mortgage LLC 144A 3.875%, 3/1/31(1)	1,000	871
Summit Midstream Holdings LLC 144A 9.000%, 10/15/26(1)(2)	990	1,001
		15,060

Health Care—0.7%
DaVita, Inc. 144A 4.625%, 6/1/30(1)	4,500	4,029
Emergent BioSolutions, Inc. 144A 3.875%, 8/15/28(1)	3,465	1,630
Encompass Health Corp. 4.500%, 2/1/28	3,000	2,857
Tenet Healthcare Corp. 4.375%, 1/15/30	2,090	1,932
		10,448

Industrials—0.1%
Griffon Corp. 5.750%, 3/1/28	2,000	1,959
Information Technology—0.9%
Crowdstrike Holdings, Inc. 3.000%, 2/15/29	5,250	4,656
Sensata Technologies B.V. 144A 4.000%, 4/15/29(1)	5,000	4,565
Virtusa Corp. 144A 7.125%, 12/15/28(1)	4,700	4,198
		13,419

Materials—0.4%
Graham Packaging Co., Inc. 144A 7.125%, 8/15/28(1)	3,615	3,278
Mativ Holdings, Inc. 144A 6.875%, 10/1/26(1)	2,500	2,482
		5,760

Real Estate—0.3%
Brookfield Property REIT, Inc. 144A 5.750%, 5/15/26(1)	2,000	1,964
SBA Communications Corp. 3.125%, 2/1/29	3,250	2,868
		4,832

Total Corporate Bonds and Notes (Identified Cost $104,869)		97,133

	Par Value	Value

Leveraged Loans—89.3%
Aerospace—7.4%
Amentum Government Services Holdings LLC (1 month Term SOFR + 4.000%) 9.329%, 2/15/29(2)	$ 10,611	$ 10,624
American Airlines, Inc. (3 month Term SOFR + 5.012%) 10.329%, 4/20/28(2)	18,369	19,056
Cobham Ultra Seniorco S.a.r.l. (3 month Term SOFR + 3.928%) 9.012%, 8/6/29(2)	9,214	9,035
Delos Aircraft DAC (3 month Term SOFR + 2.000%) 7.302%, 10/14/27(2)	5,511	5,521
Delta Air Lines, Inc. (3 month Term SOFR + 3.750%) 9.068%, 10/20/27(2)	6,756	6,962
Dynasty Acquisition Co., Inc.
2024, Tranche B-1 (1 month Term SOFR + 3.500%) 8.829%, 8/24/28(2)	6,635	6,642
2024, Tranche B-2 (1 month Term SOFR + 3.500%) 8.829%, 8/24/28(2)	2,558	2,561
Mileage Plus Holdings LLC (3 month Term SOFR + 5.400%) 10.733%, 6/21/27(2)	12,134	12,480
Peraton Corp.
Tranche B, First Lien (1 month Term SOFR + 3.850%) 9.180%, 2/1/28(2)	13,174	13,149
Tranche B-1, Second Lien (1 month Term SOFR + 7.850%) 13.176%, 2/1/29(2)	2,976	2,980
Rand Parent LLC Tranche B (3 month Term SOFR + 4.250%) 9.559%, 3/18/30(2)	5,143	5,146
Spirit AeroSystems, Inc. (3 month Term SOFR + 4.250%) 9.563%, 1/15/27(2)	4,185	4,200
TransDigm, Inc.
Tranche J (3 month Term SOFR + 3.250%) 8.559%, 2/28/31(2)	1,895	1,904
Tranche K (3 month Term SOFR + 2.750%) 0.000%, 3/15/30(2)(4)	3,644	3,650
Vertex Aerospace Services Corp. 2023 (1 month Term SOFR + 3.350%) 8.680%, 12/6/28(2)	5,110	5,118
		109,028

See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value	Value

Chemicals—5.6%
ARC Falcon I, Inc.
(1 month Term SOFR + 3.600%) 8.930%, 9/30/28(2)	$ 5,655	$ 5,644
(1 month Term SOFR + 7.100%) 12.430%, 9/30/29(2)	5,000	4,488
Chemours Co. (The) Tranche B-3 (1 month Term SOFR + 3.500%) 8.830%, 8/18/28(2)	2,743	2,729
Consolidated Energy Finance S.A. 2024 (1 month Term SOFR + 4.500%) 9.827%, 11/15/30(2)	8,080	7,795
Cyanco Intermediate 2 Corp. Tranche B (1 month Term SOFR + 4.750%) 10.077%, 7/10/28(2)	3,195	3,205
Geon Performance Solutions LLC (3 month Term SOFR + 5.012%) 10.314%, 8/18/28(2)	4,984	4,985
Hexion Holdings Corp. Second Lien (1 month Term SOFR + 7.538%) 12.868%, 3/15/30(2)	4,305	3,788
Ineos Enterprises Holdings U.S. Finco LLC Tranche B (3 month Term SOFR + 3.850%) 9.193%, 7/7/30(2)	3,985	3,980
Ineos Finance plc
2030 (1 month Term SOFR + 3.600%) 8.930%, 2/18/30(2)	7,392	7,382
2031 (1 month Term SOFR + 3.750%) 9.080%, 2/7/31(2)	4,005	4,008
Ineos U.S. Petrochem LLC Tranche B (1 month Term SOFR + 4.350%) 9.680%, 3/31/29(2)	3,755	3,739
LSF11 A5 Holdco LLC
(1 month Term SOFR + 3.614%) 8.942%, 10/15/28(2)	975	974
(1 month Term SOFR + 4.350%) 9.677%, 10/15/28(2)	1,985	1,986
Manchester Acquisition Sub LLC (3 month Term SOFR + 5.900%) 11.241%, 12/1/26(2)	4,877	4,561
Neptune Husky U.S. Bidco LLC (3 month Term SOFR + 5.250%) 10.434%, 1/3/29(2)	5,081	1,332
PMHC II, Inc. (3 month Term SOFR + 4.250%) 9.723%, 4/23/29(2)	2,940	2,907
	Par Value	Value

Chemicals—continued
Trinseo Materials Operating SCA 2021 (3 month Term SOFR + 2.762%) 8.105%, 5/3/28(2)	$ 5,023	$ 3,708
Tronox Finance LLC
2022, First Lien (3 month Term SOFR + 3.250%) 8.552%, 4/4/29(2)	1,511	1,510
2023 (1 month Term SOFR + 3.500%) 8.827%, 8/16/28(2)	2,923	2,922
Vantage Specialty Chemicals, Inc. 2023, First Lien (3 month Term SOFR + 4.750%) 10.068%, 10/26/26(2)	4,266	4,206
Windsor Holdings III LLC 2024, Tranche B (1 month Term SOFR + 4.000%) 9.326%, 8/1/30(2)	6,465	6,477
		82,326

Consumer Durables—0.3%
Lakeshore Learning Materials (1 month Term SOFR + 3.614%) 8.942%, 9/29/28(2)	4,486	4,483
Consumer Non-Durables—0.5%
ABG Intermediate Holdings 2 LLC Tranche B-1, First Lien (1 month Term SOFR + 3.600%) 8.927%, 12/21/28(2)	4,333	4,347
Ascena Retail Group, Inc. Tranche B (1 month LIBOR + 4.500%) 4.510%, 3/15/24(5)(6)	2,496	3
Recess Holdings, Inc. (3 month Term SOFR + 4.500%) 9.843%, 2/20/30(2)	3,515	3,526
		7,876

Energy—5.2%
AL NGPL Holdings LLC (1 month Term SOFR + 3.250%) 8.579%, 4/13/28(2)	10,051	10,072
BCP Renaissance Parent LLC Tranche B-4 (3 month Term SOFR + 3.500%) 8.829%, 10/31/28(2)	4,493	4,503
Brazos Delaware II LLC (1 month Term SOFR + 3.750%) 9.079%, 2/11/30(2)	6,227	6,239
Buckeye Partners LP 2023, Tranche B-2 (1 month Term SOFR + 2.500%) 7.830%, 11/22/30(2)	3,426	3,430
	Par Value	Value

Energy—continued
ChampionX Corp. Tranche B-2 (1 month Term SOFR + 2.850%) 8.180%, 6/7/29(2)	$ 5,994	$ 6,012
GIP III Stetson I LP (1 month Term SOFR + 4.350%) 9.680%, 10/31/28(2)	5,001	5,014
Invenergy Thermal Operating I LLC Tranche C (1 month Term SOFR + 4.364%) 9.674%, 8/14/29(2)	345	345
M6 ETX Holdings II Midco LLC (1 month Term SOFR + 4.600%) 9.927%, 9/19/29(2)	5,908	5,912
New Fortress Energy, Inc. (3 month Term SOFR + 5.000%) 10.317%, 10/30/28(2)	11,122	11,150
NGL Energy Operating LLC (1 month Term SOFR + 4.500%) 9.830%, 2/3/31(2)	6,685	6,698
Par Petroleum LLC Tranche B (3 month Term SOFR + 4.250%) 9.693%, 2/28/30(2)	8,856	8,858
Prairie ECI Acquiror LP Tranche B-2 (1 month Term SOFR + 4.750%) 10.080%, 8/1/29(2)	5,260	5,237
Whitewater Whistler Holdings LLC Tranche B-1 (3 month Term SOFR + 2.750%) 8.052%, 2/15/30(2)	3,329	3,332
		76,802

Financials—8.8%
Advisor Group Holdings, Inc. Tranche B-2 (1 month Term SOFR + 4.500%) 0.000%, 8/17/28(2)(4)	5,736	5,755
Aretec Group, Inc. Tranche B-1 (1 month Term SOFR + 4.600%) 9.927%, 8/9/30(2)	7,164	7,200
Asurion LLC
Tranche B-10 (1 month Term SOFR + 4.100%) 9.427%, 8/19/28(2)	1,568	1,507
Tranche B-11 (1 month Term SOFR + 4.350%) 9.677%, 8/21/28(2)	16,402	15,804
Tranche B-4 (1 month Term SOFR + 5.364%) 10.692%, 1/20/29(2)	10,796	9,617
Citadel Securities LP 2024, Tranche B (1 month Term SOFR + 2.250%) 7.577%, 7/29/30(2)	6,342	6,333
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value	Value

Financials—continued
CTC Holdings LP (3 month Term SOFR + 5.150%) 10.476%, 2/20/29(2)	$ 5,514	$ 5,487
DRW Holdings LLC First Lien (1 month Term SOFR + 3.864%) 9.195%, 3/1/28(2)	10,699	10,685
EIG Management Co. LLC (1 month Term SOFR + 3.850%) 9.180%, 2/24/25(2)	5,452	5,445
Finco I LLC 2023 (3 month Term SOFR + 3.000%) 8.313%, 6/27/29(2)	4,896	4,901
First Eagle Holdings, Inc. Tranche B-2 (3 month Term SOFR + 3.000%) 8.334%, 2/22/29(2)	3,618	3,577
HighTower Holding LLC (3 month Term SOFR + 4.262%) 9.586%, 4/21/28(2)	5,665	5,665
Hudson River Trading LLC (1 month Term SOFR + 3.114%) 8.445%, 3/20/28(2)	3,014	2,992
Jane Street Group LLC 2021 (1 month Term SOFR + 2.614%) 7.942%, 1/26/28(2)	4,023	4,023
Jones DesLauriers Insurance Management, Inc. 2024 (3 month Term SOFR + 3.500%) 8.805%, 3/15/30(2)	3,410	3,407
Neptune Bidco U.S., Inc. Tranche A (3 month Term SOFR + 4.850%) 0.000%, 10/11/28(2)(4)	1,645	1,504
Nexus Buyer LLC
(1 month Term SOFR + 3.850%) 9.177%, 11/9/26(2)	3,055	3,044
(1 month Term SOFR + 4.500%) 9.827%, 12/11/28(2)	4,680	4,637
OneDigital Borrower LLC 2021, Tranche B (1 month Term SOFR + 4.350%) 9.680%, 11/16/27(2)	6,265	6,257
Superannuation & Investments U.S. LLC (1 month Term SOFR + 3.864%) 9.195%, 12/1/28(2)	4,125	4,123
Truist Insurance Holdings LLC
Second Lien (1 month Term SOFR + 5.000%) 0.000%, 3/8/32(2)(4)	5,770	5,799
Tranche B (1 month LIBOR + 0.000%) 0.000%, 3/24/31(2)(4)	2,905	2,900
	Par Value	Value

Financials—continued
VFH Parent LLC (1 month Term SOFR + 3.100%) 8.430%, 1/13/29(2)	$ 4,668	$ 4,655
WH Borrower LLC
(3 month Term SOFR + 5.500%) 10.817%, 2/15/27(2)	4,858	4,831
2023-1 (3 month Term SOFR + 5.500%) 10.817%, 2/15/27(2)	99	99
		130,247

Food / Tobacco—1.7%
Evergreen AcqCo 1 LP (3 month Term SOFR + 3.750%) 9.052%, 4/26/28(2)	2,050	2,053
Naked Juice LLC (3 month Term SOFR + 3.350%) 8.659%, 1/24/29(2)	2,169	2,025
Primary Products Finance LLC 2024, Tranche B (2 month Term SOFR + 3.650%) 8.940%, 4/2/29(2)	5,328	5,323
Quirch Foods Holdings LLC (3 month Term SOFR + 5.012%) 10.324%, 10/27/27(2)	5,422	5,429
Triton Water Holdings, Inc. 2024 (3 month Term SOFR + 4.000%) 9.302%, 3/31/28(2)	4,120	4,076
Whole Earth Brands, Inc. (3 month Term SOFR + 4.500%) 9.802%, 2/5/28(2)	5,548	5,525
		24,431

Forest Prod / Containers—1.8%
Domtar Corp. (1 month Term SOFR + 5.614%) 10.943%, 11/30/28(2)	5,871	5,724
Klockner Pentaplast of America, Inc. Tranche B (3 month Term SOFR + 4.975%) 10.267%, 2/12/26(2)	7,333	6,875
Schweitzer-Mauduit International, Inc. Tranche B (1 month Term SOFR + 3.864%) 9.195%, 4/20/28(2)	3,781	3,778
Spa Holdings 3 Oy Tranche B (3 month Term SOFR + 4.262%) 9.571%, 2/4/28(2)	5,784	5,777
	Par Value	Value

Forest Prod / Containers—continued
Trident TPI Holdings, Inc. Tranche B-5 (3 month Term SOFR + 4.500%) 9.809%, 9/15/28(2)	$ 4,542	$ 4,542
		26,696

Gaming / Leisure—5.0%
Aimbridge Acquisition Co., Inc. (1 month Term SOFR + 3.864%) 9.195%, 2/2/26(2)	2,949	2,836
AP Gaming I LLC Tranche B (3 month Term SOFR + 3.750%) 9.052%, 2/15/29(2)	2,957	2,964
Bombardier Recreational Products, Inc. 2023 (1 month Term SOFR + 2.750%) 8.080%, 12/13/29(2)	6,913	6,910
Caesars Entertainment, Inc. Tranche B (3 month Term SOFR + 3.350%) 8.663%, 2/6/30(2)	3,094	3,099
Deluxe Entertainment Services Group, Inc. Second Lien (3 month PRIME + 8.500%) 16.000%, 9/25/24(5)(6)	4,479	—
Fertitta Entertainment LLC Tranche B (1 month Term SOFR + 3.750%) 9.077%, 1/27/29(2)	3	3
Fitness International LLC Tranche B (1 month Term SOFR + 5.250%) 10.577%, 2/5/29(2)	4,900	4,827
Flutter Entertainment plc Tranche B (3 month Term SOFR + 2.250%) 7.559%, 11/25/30(2)	5,820	5,817
Four Seasons Hotels Ltd. 2024 (1 month Term SOFR + 2.100%) 7.430%, 11/30/29(2)	2,973	2,974
Herschend Entertainment Co. LLC (1 month Term SOFR + 3.000%) 8.330%, 8/27/28(2)	4,368	4,373
Marriott Ownership Resorts, Inc. 2024 (1 month Term SOFR + 2.250%) 0.000%, 3/14/31(2)(4)	4,770	4,746
Ontario Gaming GTA Ltd. Partnership Tranche B (3 month Term SOFR + 4.250%) 9.559%, 8/1/30(2)	4,778	4,793
Oyo Hospitality Netherlands B.V. (3 month Term SOFR + 8.512%) 13.840%, 6/23/26(2)	4,292	4,213
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value	Value

Gaming / Leisure—continued
Playa Hotels & Resorts B.V. (1 month Term SOFR + 3.250%) 8.579%, 1/5/29(2)	$ 9,681	$ 9,704
Scientific Games International, Inc. Tranche B-1 (1 month Term SOFR + 2.750%) 8.075%, 4/14/29(2)	11,500	11,511
Station Casinos LLC Tranche B (1 month Term SOFR + 2.250%) 7.575%, 3/14/31(2)	3,515	3,508
StubHub Holdco Sub LLC Tranche B (1 month Term SOFR + 4.750%) 10.075%, 3/12/30(2)	1,668	1,667
		73,945

Health Care—5.8%
AHP Health Partners, Inc. (1 month Term SOFR + 3.614%) 8.942%, 8/24/28(2)	9,302	9,314
FINThrive Software Intermediate Holdings, Inc.
(3 month Term SOFR + 4.114%) 9.424%, 12/18/28(2)	3,107	2,608
Second Lien (1 month Term SOFR + 6.864%) 12.192%, 12/17/29(2)	2,115	1,319
Indivior Finance S.a.r.l. (1 month Term SOFR + 5.364%) 10.692%, 6/30/26(2)	3,802	3,779
Insulet Corp. 2024 (1 month Term SOFR + 3.000%) 8.330%, 5/4/28(2)	5,387	5,391
Medical Solutions Holdings, Inc. (1 month Term SOFR + 3.350%) 8.677%, 11/1/28(2)	6,367	5,666
MPH Acquisition Holdings LLC (3 month Term SOFR + 4.512%) 9.855%, 9/1/28(2)	5,260	5,073
NAPA Management Services Corp. (1 month Term SOFR + 5.350%) 10.677%, 2/23/29(2)	3,222	3,033
National Mentor Holdings, Inc.
First Lien (1-3 month Term SOFR + 3.850%) 9.159% - 9.180%, 3/2/28(2)	4,760	4,473
Tranche C, First Lien (3 month Term SOFR + 3.850%) 9.159%, 3/2/28(2)	145	136
Organon & Co. (1 month Term SOFR + 3.114%) 8.433%, 6/2/28(2)	12,714	12,752
	Par Value	Value

Health Care—continued
PetIQ, Inc. First Lien (3 month Term SOFR + 4.678%) 10.167%, 4/13/28(2)	$ 5,418	$ 5,364
Physician Partners LLC (3 month Term SOFR + 4.150%) 9.463%, 12/22/28(2)	6,064	4,495
Sotera Health Holdings LLC (1 month Term SOFR + 3.750%) 9.079%, 12/11/26(2)	3,489	3,473
Star Parent, Inc. Tranche B (3 month Term SOFR + 4.000%) 9.309%, 9/27/30(2)	6,490	6,446
Surgery Center Holdings, Inc. First Lien (1 month Term SOFR + 3.500%) 8.829%, 12/19/30(2)	4,160	4,177
Team Health Holdings, Inc. (3 month Term SOFR + 5.250%) 10.563%, 3/2/27(2)	8,529	7,538
		85,037

Housing—3.3%
84 Lumber Co. (1 month Term SOFR + 2.850%) 8.177%, 11/29/30(2)	2,993	2,999
ACProducts Holdings, Inc. (3 month Term SOFR + 4.512%) 9.814%, 5/17/28(2)	6,035	5,488
Cushman & Wakefield U.S. Borrower LLC
2023-1 (1 month Term SOFR + 3.350%) 8.680%, 1/31/30(2)	3,652	3,638
2023-2 (1 month Term SOFR + 4.000%) 9.330%, 1/31/30(2)	2,294	2,297
Empire Today LLC (3 month Term SOFR + 5.262%) 10.574%, 4/3/28(2)	3,060	2,479
Foley Products Co. LLC (3 month Term SOFR + 4.900%) 10.209%, 12/29/28(2)	4,645	4,654
Forest City Enterprises LP Tranche B (1 month Term SOFR + 3.614%) 8.945%, 12/8/25(2)	5,611	5,352
Foundation Building Materials, Inc. 2024 (3 month Term SOFR + 4.000%) 9.313%, 1/29/31(2)	5,400	5,419
Oscar AcquisitionCo LLC Tranche B (3 month Term SOFR + 4.600%) 9.902%, 4/29/29(2)	9,312	9,330
	Par Value	Value

Housing—continued
Smyrna Ready Mix Concrete LLC Tranche B (1 month Term SOFR + 3.500%) 8.829%, 4/2/29(2)	$ 2,706	$ 2,719
Snap One Holdings Corp. (3 month Term SOFR + 4.650%) 9.952%, 12/8/28(2)	4,228	4,217
		48,592

Information Technology—9.6%
Applovin Corp.
(1 month Term SOFR + 2.500%) 7.830%, 10/25/28(2)	5,431	5,425
2030 (1 month Term SOFR + 2.500%) 7.830%, 8/16/30(2)	4,169	4,164
Blackhawk Network Holdings, Inc. Tranche B (1 month Term SOFR + 5.000%) 10.327%, 2/27/29(2)	4,335	4,338
Boost Newco Borrower LLC Tranche B (3 month Term SOFR + 3.000%) 8.309%, 1/31/31(2)	4,590	4,602
Cloud Software Group, Inc. Tranche A (2 month Term SOFR + 4.500%) 9.809%, 9/29/28(2)	20,450	20,351
ConvergeOne Holdings Corp. First Lien (3 month PRIME + 4.000%) 12.500%, 1/4/26(2)	4,254	808
Creation Technologies, Inc. (3 month Term SOFR + 5.762%) 11.092%, 10/5/28(2)(5)	7,042	6,831
Instructure Holdings, Inc. (3 month Term SOFR + 3.012%) 8.355%, 10/30/28(2)	3,336	3,332
Lendingtree, Inc. Tranche B (1 month Term SOFR + 3.864%) 9.191%, 9/15/28(2)	7,092	6,677
Magnite, Inc. (1-3 month Term SOFR + 4.500%) 9.596% - 9.822%, 2/6/31(2)	6,515	6,518
Mermaid Bidco, Inc. Tranche B-2 (3 month Term SOFR + 4.250%) 9.581%, 12/22/27(2)	5,922	5,937
MKS Instruments, Inc. 2023-1, Tranche B (1 month Term SOFR + 2.500%) 7.823%, 8/17/29(2)	8,108	8,101
Open Text Corp. Tranche B (1 month Term SOFR + 2.850%) 8.177%, 1/31/30(2)	8,994	9,005
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Perforce Software, Inc. (1 month Term SOFR + 4.750%) 0.000%, 3/21/31(2)(4)	$ 3,695	$ 3,681
Rackspace Technology Global, Inc. Tranche B (1 month Term SOFR + 2.864%) 8.184%, 2/15/28(2)	7,522	2,332
Red Planet Borrower LLC First Lien (1 month Term SOFR + 3.850%) 9.177%, 10/2/28(2)	3,072	3,016
Sabre GLBL, Inc.
2021, Tranche B-1 (1 month Term SOFR + 3.614%) 8.945%, 12/17/27(2)	676	569
2021, Tranche B-2 (1 month Term SOFR + 3.614%) 8.945%, 12/17/27(2)	1,059	892
2022, Tranche B-2 (1 month Term SOFR + 5.100%) 10.430%, 6/30/28(2)	6,126	5,312
Ultra Clean Holdings, Inc.
First Lien (1 month Term SOFR + 3.500%) 3.500%, 2/27/28(2)	2,841	2,843
Tranche B (1 month Term SOFR + 3.864%) 9.192%, 8/27/25(2)	11,960	11,967
UST Global, Inc. (1 month Term SOFR + 3.614%) 8.937%, 11/20/28(2)	4,794	4,767
Virtusa Corp.
Tranche B (1 month Term SOFR + 3.864%) 9.192%, 2/11/28(2)	7,306	7,317
Tranche B-1 (1 month Term SOFR + 3.850%) 9.177%, 2/15/29(2)	1,176	1,177
Xperi Holding Corp. Tranche B (1 month Term SOFR + 3.614%) 8.945%, 6/8/28(2)	10,932	10,932
		140,894

Manufacturing—1.6%
Barnes Group, Inc. 2024 (1 month Term SOFR + 2.500%) 7.827%, 9/3/30(2)	7,195	7,199
Chart Industries, Inc. Tranche B (1 month Term SOFR + 3.350%) 8.673%, 3/15/30(2)	3,053	3,057
CPM Holdings, Inc. (1 month Term SOFR + 4.500%) 9.826%, 9/28/28(2)	4,165	4,166
VM Consolidated, Inc. Tranche B-2 (1 month Term SOFR + 2.750%) 8.077%, 3/24/28(2)	3,274	3,284
	Par Value	Value

Manufacturing—continued
WireCo WorldGroup, Inc. 2023, Tranche B (3 month Term SOFR + 3.750%) 9.068%, 11/13/28(2)	$ 5,888	$ 5,885
		23,591

Media / Telecom - Broadcasting—1.6%
Sinclair Television Group, Inc.
Tranche B-2 (1 month Term SOFR + 2.614%) 7.945%, 9/30/26(2)	6,641	6,294
Tranche B-3 (1 month Term SOFR + 3.114%) 8.445%, 4/1/28(2)	5,144	4,098
Terrier Media Buyer, Inc. 2021, Tranche B (3 month Term SOFR + 3.600%) 8.909%, 12/17/26(2)	5,467	4,751
United Talent Agency LLC Tranche B (1 month Term SOFR + 4.114%) 9.445%, 7/7/28(2)	3,303	3,303
Univision Communications, Inc. 2021 (1 month Term SOFR + 3.364%) 8.695%, 3/15/26(2)	5,051	5,054
		23,500

Media / Telecom - Cable/Wireless Video—3.7%
Charter Communications Operating LLC Tranche B-4 (3 month Term SOFR + 2.000%) 7.329%, 12/7/30(2)	8,309	8,224
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 8.580%, 9/18/30(2)	4,376	4,262
Coral-U.S. Co-Borrower LLC Tranche B-6 (1 month Term SOFR + 3.114%) 8.440%, 10/15/29(2)	6,000	5,972
CSC Holdings LLC
2019 (1 month LIBOR + 2.500%) 7.940%, 4/15/27(2)	3,237	2,908
2022 (1 month Term SOFR + 4.500%) 9.825%, 1/18/28(2)	3,543	3,403
DIRECTV Financing LLC 2024, Tranche B (1 month Term SOFR + 5.364%) 10.695%, 8/2/29(2)	7,888	7,875
Radiate Holdco LLC (1 month Term SOFR + 3.364%) 8.695%, 9/25/26(2)	8,599	7,174
Virgin Media Bristol LLC Tranche N (1 month Term SOFR + 2.614%) 7.940%, 1/31/28(2)	11,256	11,078
	Par Value	Value

Media / Telecom - Cable/Wireless Video—continued
Ziggo Financing Partnership Tranche I (1 month Term SOFR + 2.614%) 7.940%, 4/30/28(2)	$ 4,342	$ 4,276
		55,172

Media / Telecom - Diversified Media—2.8%
Allen Media LLC Tranche B (3 month Term SOFR + 5.650%) 10.959%, 2/10/27(2)	7,613	6,616
Banijay Entertainment SAS Tranche B (1 month Term SOFR + 3.250%) 8.566%, 3/1/28(2)	6,127	6,128
Cengage Learning, Inc. Tranche B (1 month Term SOFR + 4.250%) 0.000%, 3/18/31(2)(4)	4,320	4,311
Constant Contact, Inc. (2 month Term SOFR + 4.262%) 9.599%, 2/10/28(2)	667	644
Digital Media Solutions LLC PIK (3 month Term SOFR + 11.262%) 16.571%, 5/25/26(2)(5)(7)	4,285	1,071
Houghton Mifflin Harcourt Co. Tranche B, First Lien (1 month Term SOFR + 5.350%) 10.677%, 4/9/29(2)	4,664	4,617
McGraw-Hill Education, Inc. (1 month Term SOFR + 4.864%) 10.192%, 7/28/28(2)	3,979	3,985
MH Sub I LLC
2023 (1 month Term SOFR + 4.250%) 9.580%, 5/3/28(2)	2,230	2,214
Second Lien (1 month Term SOFR + 6.250%) 11.580%, 2/23/29(2)	2,565	2,462
Neptune Bidco U.S., Inc. Tranche B (3 month Term SOFR + 5.100%) 10.423%, 4/11/29(2)	3,945	3,632
OverDrive, Inc. First Lien (1 month Term SOFR + 4.250%) 9.577%, 12/15/28(2)	2,557	2,562
UPC Financing Partnership Tranche AX (1 month Term SOFR + 3.114%) 8.440%, 1/31/29(2)	3,000	2,985
		41,227

See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value	Value

Media / Telecom - Telecommunications—6.8%
Altice Financing S.A.
2017 (3 month LIBOR + 2.750%) 8.326%, 7/15/25(2)	$ 1,395	$ 1,360
2022 (3 month Term SOFR + 5.000%) 10.314%, 10/28/27(2)	21,019	19,652
AP Core Holdings II LLC Tranche B-1 (1 month Term SOFR + 5.614%) 10.945%, 9/1/27(2)	3,204	3,137
Connect U.S. Finco LLC (1 month Term SOFR + 4.500%) 9.830%, 9/13/29(2)	14,698	14,445
Consolidated Communications, Inc. Tranche B-1 (1 month Term SOFR + 3.614%) 8.942%, 10/2/27(2)	3,168	3,000
Guardian U.S. Holdco (3 month Term SOFR + 3.500%) 8.809%, 1/31/30(2)	6,177	6,192
Lumen Technologies, Inc. Tranche B (1 month Term SOFR + 2.364%) 0.000%, 3/15/27(2)(4)	10,352	7,593
Numericable U.S. LLC Tranche B-14 (3 month Term SOFR + 5.500%) 10.814%, 8/15/28(2)	24,311	19,221
Patagonia Holdco LLC (3 month Term SOFR + 5.750%) 11.064%, 8/1/29(2)	4,373	4,034
Voyage Digital NZ Ltd. (3 month Term SOFR + 4.000%) 9.319%, 5/11/29(2)	3,883	3,888
Zacapa S.a.r.l. 2022 (3 month Term SOFR + 4.000%) 9.309%, 3/22/29(2)	17,601	17,594
		100,116

Media / Telecom - Wireless Communications—1.5%
Crown Subsea Communications Holding, Inc. (3 month Term SOFR + 4.750%) 10.067%, 1/26/31(2)	9,195	9,241
Venga Finance S.a.r.l. (3 month Term SOFR + 5.012%) 10.355%, 6/28/29(2)	12,159	12,129
		21,370

	Par Value	Value

Metals / Minerals—1.7%
AMG Advanced Metallurgical Group N.V. 2021 (1 month Term SOFR + 3.614%) 8.945%, 11/30/28(2)	$ 4,599	$ 4,570
Arsenal AIC Parent LLC 2024, Tranche B (1 month Term SOFR + 3.750%) 9.080%, 8/19/30(2)	5,266	5,278
Oxbow Carbon LLC Tranche B (1-3 month Term SOFR + 4.100%) 9.409% - 9.430%, 5/10/30(2)	6,440	6,440
TMS International Corp. Tranche B-5 (1-3 month Term SOFR + 4.250%) 9.580% - 9.593%, 3/2/30(2)	3,945	3,958
Trulite Holding Corp. (1 month Term SOFR + 6.000%) 11.326%, 3/1/30(2)	5,105	5,086
		25,332

Retail—1.2%
Academy Ltd. (1 month Term SOFR + 3.864%) 9.190%, 11/5/27(2)	1,255	1,252
Belk, Inc. First Lien PIK (3 month PRIME + 6.500%) 15.000%, 7/31/25(2)(8)	4,375	3,986
CWGS Group LLC (1 month Term SOFR + 2.614%) 7.943% - 7.945%, 6/3/28(2)	6,308	6,138
Jo-Ann Stores LLC Tranche B-1 (3 month Term SOFR + 5.012%) 10.336%, 7/7/28(5)(6)	4,284	27
LSF9 Atlantis Holdings LLC (1 month Term SOFR + 6.500%) 11.830%, 3/31/29(2)	4,338	4,362
Needle Holdings LLC Tranche A (1 month Term SOFR + 9.500%) 0.000%, 5/17/24(2)(4)	1,325	1,328
Rising Tide Holdings, Inc. 2023 (1 month Term SOFR + 8.100%) 13.418%, 9/12/28(2)	652	577
		17,670

Service—7.3%
Adtalem Global Education, Inc. 2024 (1 month Term SOFR + 3.500%) 8.827%, 8/12/28(2)	4,380	4,392
Altisource Solutions S.a.r.l. Tranche B PIK (3 month Term SOFR + 8.850%) 14.159%, 4/3/24(2)(9)	3,329	1,598
	Par Value	Value

Service—continued
American Public Education, Inc. (1 month Term SOFR + 5.615%) 10.945%, 3/29/27(2)	$ 2,161	$ 2,137
Apex Group Treasury Ltd.
2022 (3 month Term SOFR + 5.000%) 10.317%, 7/27/28(2)	592	594
First Lien (3 month Term SOFR + 4.012%) 9.326%, 7/27/28(2)	4,922	4,911
APX Group, Inc. (1 month Term SOFR + 3.364% - 3 month PRIME + 2.250%) 8.694% - 10.750%, 7/10/28(2)	5,044	5,055
ASP Dream Acquisition Co. LLC (1 month Term SOFR + 4.100%) 9.430%, 12/15/28(2)	6,051	6,059
Belfor Holdings, Inc. Tranche B-1 (1 month Term SOFR + 3.750%) 9.080%, 11/1/30(2)	7,984	8,014
Conduent Business Services LLC Tranche B (1 month Term SOFR + 4.364%) 9.692%, 10/16/28(2)	6,143	6,125
Dayforce, Inc. (1 month Term SOFR + 2.500%) 7.830%, 2/26/31(2)	2,475	2,470
Dun & Bradstreet Corp. (The) Tranche B-2 (1 month Term SOFR + 2.750%) 8.082%, 1/18/29(2)	3,037	3,035
Employbridge Holding Co. Tranche B (3 month Term SOFR + 5.012%) 10.052% - 10.321%, 7/19/28(2)	4,870	4,040
Energize Holdco LLC (1 month Term SOFR + 3.864%) 9.192%, 12/8/28(2)	4,552	4,537
EverCommerce Solutions, Inc. (1 month Term SOFR + 3.114%) 8.445%, 7/6/28(2)	3,526	3,521
Fugue Finance LLC
Tranche B (3 month Term SOFR + 4.000%) 9.343%, 1/31/28(2)	4,872	4,878
Tranche B-2 (3 month Term SOFR + 3.750%) 9.074%, 2/26/31(2)	2,275	2,279
GFL Environmental, Inc. 2023 (3 month Term SOFR + 2.500%) 7.816%, 5/31/27(2)	2,985	2,995
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value	Value

Service—continued
Imagine Learning LLC 2024 (1 month Term SOFR + 3.614%) 8.945%, 12/21/29(2)	$ 3,153	$ 3,140
Lakeland Tours LLC First Lien 8.000%, 9/25/27(5)	118	53
LSF11 Trinity Bidco, Inc. 2023-2, Tranche B (1 month Term SOFR + 4.000%) 9.329%, 6/14/30(2)	5,429	5,443
Mister Car Wash Holdings, Inc. 2024 (1 month Term SOFR + 3.000%) 0.000%, 3/21/31(2)(4)	1,640	1,643
Omnia Partners LLC (3 month Term SOFR + 3.750%) 9.074%, 7/25/30(2)	5,805	5,827
Priority Holdings LLC (1 month Term SOFR + 3.864%) 11.195%, 4/27/27(2)	5,407	5,397
Signal Parent, Inc. (1 month Term SOFR + 3.600%) 8.927%, 4/3/28(2)	3,635	3,435
St. George’s University Scholastic Services LLC (1 month Term SOFR + 3.100%) 8.430%, 2/10/29(2)	4,386	4,374
Summer BC Bidco B LLC Tranche B (3 month Term SOFR + 5.260%) 10.569%, 2/5/29(2)	5,674	5,645
TTF Holdings LLC (1 month Term SOFR + 4.114%) 9.445%, 3/31/28(2)	5,525	5,525
		107,122

Transportation - Automotive—1.4%
American Axle & Manufacturing, Inc. Tranche B, First Lien (1 month Term SOFR + 3.600%) 8.918%, 12/13/29(2)	5,246	5,253
Autokiniton U.S. Holdings, Inc. 2024, Tranche B (1 month Term SOFR + 4.114%) 9.442%, 4/6/28(2)	8,432	8,453
Garrett LX I S.a.r.l. (3 month Term SOFR + 4.500%) 9.813%, 4/30/28(2)	3,572	3,590
ILPEA Parent, Inc. (1 month Term SOFR + 4.614%) 9.945%, 6/22/28(2)	2,955	2,936
		20,232

Transportation - Land Transportation—1.3%
Daseke Cos., Inc. (3 month PRIME + 3.000%) 11.500%, 3/9/28(2)	6,010	6,012
	Par Value	Value

Transportation - Land Transportation—continued
GN Loanco LLC Tranche B (1 month Term SOFR + 4.500%) 9.827%, 12/19/30(2)	$ 6,080	$ 5,985
LaserShip, Inc.
First Lien (3 month Term SOFR + 4.762%) 10.071%, 5/7/28(2)	5,446	5,063
Second Lien (3 month Term SOFR + 7.762%) 13.071%, 5/7/29(2)	3,135	2,552
		19,612

Utilities—3.4%
Eastern Power LLC Tranche B (1 month Term SOFR + 3.864%) 9.192%, 10/2/25(2)	6,358	6,326
Generation Bridge Northeast LLC Tranche B (1 month Term SOFR + 3.500%) 8.826%, 8/22/29(2)	3,810	3,809
Granite Generation LLC (1 month Term SOFR + 3.864%) 9.195%, 11/9/26(2)	4,485	4,487
Helix Gen Funding LLC (3 month Term SOFR + 4.750%) 0.000%, 12/31/27(2)(4)	1,798	1,808
Invenergy Thermal Operating I LLC Tranche B (1 month Term SOFR + 4.364%) 9.674%, 8/14/29(2)	3,962	3,960
KBR, Inc. Tranche B (1 month Term SOFR + 2.250%) 7.580%, 1/17/31(2)	2,470	2,473
Lackawanna Energy Center LLC
Tranche B-2 (1 month Term SOFR + 5.000%) 10.327%, 8/6/29(2)	5,087	5,053
Tranche C (1 month Term SOFR + 5.000%) 10.327%, 7/20/29(2)	1,106	1,099
Talen Energy Supply LLC
Tranche B (3 month Term SOFR + 4.500%) 9.826%, 5/17/30(2)	2,955	2,964
Tranche C (3 month Term SOFR + 4.500%) 9.826%, 5/17/30(2)	2,413	2,420
Vistra Operations Co. LLC 2018 (1 month Term SOFR + 2.000%) 7.330%, 12/20/30(2)	3,352	3,347
	Par Value	Value

Utilities—continued
WaterBridge Midstream Operating LLC (3 month Term SOFR + 6.012%) 11.336%, 6/22/26(2)	$ 11,850	$ 11,853
		49,599

Total Leveraged Loans (Identified Cost $1,347,344)		1,314,900

	Shares
Preferred Stock—0.1%
Energy—0.1%
Blackbrush Oil & Gas, 1.000%(5)	14,521	1,278
Total Preferred Stock (Identified Cost $46)		1,278

Common Stocks—0.9%
Consumer Discretionary—0.5%
Belk, Inc.(5)(10)	1,562	13
TRU Topco Units(5)(10)	1,866	6,802
West Marine(5)(10)	44,603	162
		6,977

Energy—0.2%
Blackbrush Oil & Gas(5)(10)	437,150	—
Summit Midstream Partners LP(10)	108,293	3,040
		3,040

Financials—0.0%
Copper Property CTL Pass Through Trust(5)	17,816	176
Health Care—0.0%
Envision Healthcare Corp.(10)	46,923	399
Information Technology—0.0%
Bright Bidco(5)(10)	26,953	9
Real Estate—0.0%
Hill Street Properties(5)(10)	229,735	370
Utilities—0.2%
Longview Intermediate Holdings LLC(5)(10)	350,306	2,452
Total Common Stocks (Identified Cost $13,025)		13,423

Rights—0.1%
Utilities—0.1%
Vistra Energy Corp., 12/29/49(5)(10)	410,667	616
Total Rights (Identified Cost $554)		616

See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Shares	Value

Warrants—0.0%
Consumer Discretionary—0.0%
West Marine, 06/01/29(5)(10)	5,583	$ —
Real Estate—0.0%
Altisource Portfolio Solutions S.A. , 05/22/27(10)	23,725	46
Total Warrants (Identified Cost $—)		46

Total Long-Term Investments—97.6% (Identified Cost $1,478,687)		1,436,992

TOTAL INVESTMENTS—97.6% (Identified Cost $1,478,687)		$1,436,992
Other assets and liabilities, net—2.4%		35,672
NET ASSETS—100.0%		$1,472,664
Abbreviations:
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, these securities amounted to a value of $85,133 or 5.8% of net assets.
(2)	Variable rate security. Rate disclosed is as of March 31, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(4)	This loan will settle after March 31, 2024, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Security in default; no interest payments are being received.
(7)	100% of the income received was in PIK.
(8)	100% of the income received was in cash.
(9)	74% of the income received was in cash and 26% was in PIK.
(10)	Non-income producing.

Country Weightings†
United States	87%
Luxembourg	6
Canada	3
France	2
Netherlands	2
Total	100%
† % of total investments as of March 31, 2024.
As of March 31, 2024, the Fund had the following unfunded loan commitments:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
Constant Contact, Inc. (2 month Term SOFR + 4.262%) 9.599%, 2/10/28	$1,333	$1,324	$1,288	$(36)
The following table summarizes the value of the Fund’s investments as of March 31, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Asset-Backed Security	$4,943	$—	$4,943	$—
Convertible Bonds and Notes	4,653	—	4,653	—
Corporate Bonds and Notes	97,133	—	97,133	—
Leveraged Loans	1,314,900	—	1,306,915	7,985(1)
Equity Securities:
Preferred Stock	1,278	—	—	1,278
Common Stocks	13,423	3,040	399	9,984(1)
Rights	616	—	—	616
Warrants	46	—	46	—(1)
Total Investments	$1,436,992	$3,040	$1,414,089	$19,863

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $8,144 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Securities held by the Fund with an end of period value of $399 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Total	Leveraged Loans	Preferred Stock	Common Stocks	Rights	Warrants
Investments in Securities
Balance as of December 31, 2023:	$ 14,155	$ 9(a)	$ 1,278	$ 12,338(a)	$ 530	$ —(a)
Net realized gain (loss)	67	—	—	—(e)	67	—
Net change in unrealized appreciation (depreciation)(b)	(2,037)	(6)	—	(2,117)	86	—
Purchases	555	—	—	—	555	—
Sales(c)	(622)	—	—	—	(622)	—
Transfers into Level 3(d)	8,144	7,982	—	162	—	—
Transfers from Level 3(d)	(399)	—	—	(399)	—	—
Balance as of March 31, 2024	$ 19,863	$ 7,985(a)	$ 1,278	$ 9,984(a)	$ 616	$ —(a)
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The change in unrealized appreciation (depreciation) on investments still held at March 31, 2024, was $(2,112).
(c) Includes paydowns on securities.
(d) Transfers into and/or from represent the ending value as of March 31, 2024, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(e) Amount is less than $500 (not in thousands).
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at March 31, 2024:
Investments in Securities – Assets	Ending Balance at March 31, 2024	Valuation Technique Used	Unobservable Inputs	Input Values
Common Stocks:
TRU Topco Units	$6,802	Market and Company Comparables	EV Multiples	7.47x (3.56x - 16.21x)
				9.38x (4.56x - 13.43x)
			Precedent Transaction Multiples	7.51x (5.50x - 10.50x)
			Illiquidity Discount	10%

See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity-linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.